SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Service fees paid to Stuart Management Co.	—	—	40

	2020	2019
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,217
Service fees accrued to Stuart Management Co.	—	—
	36,348	36,217